Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Grant Policies
We do not have any formal policy or practices that requires us to grant, or avoid granting, equity awards at particular times. Equity awards are discretionary and are periodically granted to our named executive officers upon approval of our Compensation Committee.
We do not schedule the grant of our equity awards in anticipation of the release of material nonpublic information (“MNPI”), nor do we time the release of MNPI based on actual or anticipated equity grant dates. Furthermore, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Our Compensation Committee did not grant any stock options to our named executive officers during 2024. Our Compensation Committee did not take MNPI into account when determining the timing and terms of any equity awards granted during 2024.
During 2024, no grants were made to any of our named executive officers in the period beginning four business days before (i) the filing of a Form 10-Q or Form 10-K, or (ii) the filing or furnishing of a Form 8-K that discloses MNPI, and ending one business day after the filing or furnishing of any such report.

Award Timing Method
We do not have any formal policy or practices that requires us to grant, or avoid granting, equity awards at particular times. Equity awards are discretionary and are periodically granted to our named executive officers upon approval of our Compensation Committee.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered
We do not schedule the grant of our equity awards in anticipation of the release of material nonpublic information (“MNPI”), nor do we time the release of MNPI based on actual or anticipated equity grant dates. Furthermore, we do not time the disclosure of MNPI for the purpose of affecting the value of executive compensation.
Our Compensation Committee did not grant any stock options to our named executive officers during 2024. Our Compensation Committee did not take MNPI into account when determining the timing and terms of any equity awards granted during 2024.

MNPI Disclosure Timed for Compensation Value	false